HOLDINGS IN GROUP COMPANIES (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of subsidiaries [line items]
Investments in subsidiaries	kr 355	kr 110
Oasmia Pharmaceutical AB | Qdoxx Pharma AB
Disclosure of subsidiaries [line items]
Domicile	Uppsala
Ownership percent of the Parent Company	100.00%
Voting percentage of parent company	100.00%
Investments in subsidiaries	kr 150	100
Oasmia Pharmaceutical AB | Oasmia Incentive AB
Disclosure of subsidiaries [line items]
Domicile	Uppsala
Ownership percent of the Parent Company	100.00%
Voting percentage of parent company	100.00%
Investments in subsidiaries	kr 10	10
Oasmia Pharmaceutical AB | AdvaVet, Inc. (name changed from Oasmia Pharmaceutical, Inc.)
Disclosure of subsidiaries [line items]
Domicile	Nevada, USA
Ownership percent of the Parent Company	100.00%
Voting percentage of parent company	100.00%
Investments in subsidiaries	kr 145	0
Oasmia Pharmaceutical AB | Oasmia Pharmaceutical Asian Pacific, Ltd
Disclosure of subsidiaries [line items]
Domicile	Hong Kong
Ownership percent of the Parent Company	100.00%
Voting percentage of parent company	100.00%
Investments in subsidiaries	kr 50	0
Oasmia Pharmaceutical AB | Oasmia RUS, LLC
Disclosure of subsidiaries [line items]
Domicile	Moscow, Russia
Ownership percent of the Parent Company	80.00%
Voting percentage of parent company	80.00%
Investments in subsidiaries	kr 0	kr 0